SCHEDULE OF GOLD IN BULLION (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance, ounce | oz	239	239
Beginning balance, cost	$ 2,064	$ 1,829
Beginning balalnce, fair value	493,236	437,251
Net change in unrealized gain (loss), fair value	$ 133,829	$ 55,985
Net change in unrealized gain (loss), ounce | oz
Ending balance, ounce | oz	239	239
Ending balance, cost	$ 2,624	$ 2,064
Ending balance, fair value	$ 627,065	$ 493,236